Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of lease liabilities for operating leases

Twelve Months Ended December 31,
2025 (three months)	$20,335
2026	83,137
2027	85,663
2028	88,231
2029	90,928
Thereafter	44,944
Total	413,238
Less: interest	(34,497)
Present value of lease liability	378,741
Less: current portion	(69,877)
Noncurrent portion	$308,864

NEONC TECHNOLOGIES HOLDINGS, INC.
Schedule of lease liabilities for operating leases

December 31, 2024
Future Operating Lease Payments
2025	$25,000
Total lease payments	25,000
Less imputed interest	(278)
Present value of lease payments	24,722
Less: current portion	(24,722)
Lease liability, net of current portion	$-